Summary of Revenues by Geographic Region (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting, Revenue Reconciling Item [Line Items]
Gross revenues	$ 500,340		$ 407,459		$ 334,160
Sales tax	(428)		(282)		(99)
Sales revenue, services	499,912	[1]	407,177	[1]	334,061	[1]
United States
Segment Reporting, Revenue Reconciling Item [Line Items]
Gross revenues	328,301		271,346		239,028
Europe
Segment Reporting, Revenue Reconciling Item [Line Items]
Gross revenues	82,531		44,730		42,167
Other Countries
Segment Reporting, Revenue Reconciling Item [Line Items]
Gross revenues	$ 89,508		$ 91,383		$ 52,965

[1]	Process Chemistry revenues of $15.9 million and $20.4 million and Process Chemistry cost of revenues of $8.7 million and $12.7 million for years 2010 and 2011, respectively, have been reclassified from Laboratory Services to Manufacturing Services (see Note 20).